Other investments (Details) € in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Apr. 01, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Non-current other investments		€ 870	€ 3,192		€ 3,204
Current other investments		13,012	€ 8,795		8,795
Equity securities
Disclosure of financial assets [line items]
Non-current other investments		48			47
Long term debt securities
Disclosure of financial assets [line items]
Non-current other investments		822			3,157
Long term debt securities | Verizon Communications Inc
Disclosure of financial assets [line items]
Loan notes	$ 0.0			$ 2.5	2,000
Long term debt securities | VodafoneZiggo Group Holding B.V.
Disclosure of financial assets [line items]
Loan notes		800			900
Short term investments
Disclosure of financial assets [line items]
Current other investments		11,095			6,870
Bonds and debt securities
Disclosure of financial assets [line items]
Current other investments		4,690			2,979
Other assets		1,184			830
Managed investment funds with liquidity		892			804
Bonds and debt securities | Germany
Disclosure of financial assets [line items]
Current financial assets at amortised cost		955			862
Bonds and debt securities | Japanese
Disclosure of financial assets [line items]
Current financial assets at amortised cost		941			0
Bonds and debt securities | UK
Disclosure of financial assets [line items]
Current financial assets at amortised cost		1,115			1,112
Managed investment funds
Disclosure of financial assets [line items]
Current other investments		6,405			3,891
Liquid days	90 days
Current financial assets at fair value through profit or loss, classified as held for trading		5,513			3,087
Managed investment funds | Level 1
Disclosure of financial assets [line items]
Current other investments		3,011			1,974
Other investments
Disclosure of financial assets [line items]
Current other investments		1,917			1,925
Other investments | Level 1
Disclosure of financial assets [line items]
Current other investments		€ 1,097			€ 487